Offerings	May 16, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.000001 per share
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of Class A common stock, par value $0.000001 per share (the “Class A common stock”), being registered hereunder include an indeterminate number of shares that may be issued in connection with shares splits, share dividends, recapitalizations or similar events.

(2)
The amount to be registered consists of up to $1,000,000,000 of an indeterminate amount of Class A common stock, preferred stock, debt securities, warrants and/or units. There is also being registered hereunder such currently indeterminate number of shares of Class A common stock or other securities of the registrant as may be issued upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder. Any securities registered hereunder may be sold separately or as units with the other securities registered hereunder.

(3)
The proposed maximum aggregate offering price per unit will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b of Item 16(b) of Form
S-3
under the Securities Act.

(4)
Estimated pursuant to Rule 457(o) under the Securities Act. In no event will the aggregate offering price of all securities sold by the registrant from time to time pursuant to this registration statement exceed $
1,000,000,000
. Separate consideration may or may not be received for securities that are issuable on conversion, redemption, exchange, exercise or settlement of other securities.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred stock, par value $0.000001 per share
Offering Note
(2)
The amount to be registered consists of up to $1,000,000,000 of an indeterminate amount of Class A common stock, preferred stock, debt securities, warrants and/or units. There is also being registered hereunder such currently indeterminate number of shares of Class A common stock or other securities of the registrant as may be issued upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder. Any securities registered hereunder may be sold separately or as units with the other securities registered hereunder.

(3)
The proposed maximum aggregate offering price per unit will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b of Item 16(b) of Form
S-3
under the Securities Act.

(4)
Estimated pursuant to Rule 457(o) under the Securities Act. In no event will the aggregate offering price of all securities sold by the registrant from time to time pursuant to this registration statement exceed $
1,000,000,000
. Separate consideration may or may not be received for securities that are issuable on conversion, redemption, exchange, exercise or settlement of other securities.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt securities
Offering Note
(2)
The amount to be registered consists of up to $1,000,000,000 of an indeterminate amount of Class A common stock, preferred stock, debt securities, warrants and/or units. There is also being registered hereunder such currently indeterminate number of shares of Class A common stock or other securities of the registrant as may be issued upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder. Any securities registered hereunder may be sold separately or as units with the other securities registered hereunder.

(3)
The proposed maximum aggregate offering price per unit will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b of Item 16(b) of Form
S-3
under the Securities Act.

(4)
Estimated pursuant to Rule 457(o) under the Securities Act. In no event will the aggregate offering price of all securities sold by the registrant from time to time pursuant to this registration statement exceed $
1,000,000,000
. Separate consideration may or may not be received for securities that are issuable on conversion, redemption, exchange, exercise or settlement of other securities.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering Note
(2)
The amount to be registered consists of up to $1,000,000,000 of an indeterminate amount of Class A common stock, preferred stock, debt securities, warrants and/or units. There is also being registered hereunder such currently indeterminate number of shares of Class A common stock or other securities of the registrant as may be issued upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder. Any securities registered hereunder may be sold separately or as units with the other securities registered hereunder.

(3)
The proposed maximum aggregate offering price per unit will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b of Item 16(b) of Form
S-3
under the Securities Act.

(4)
Estimated pursuant to Rule 457(o) under the Securities Act. In no event will the aggregate offering price of all securities sold by the registrant from time to time pursuant to this registration statement exceed $
1,000,000,000
. Separate consideration may or may not be received for securities that are issuable on conversion, redemption, exchange, exercise or settlement of other securities.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Offering Note
(2)
The amount to be registered consists of up to $1,000,000,000 of an indeterminate amount of Class A common stock, preferred stock, debt securities, warrants and/or units. There is also being registered hereunder such currently indeterminate number of shares of Class A common stock or other securities of the registrant as may be issued upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder. Any securities registered hereunder may be sold separately or as units with the other securities registered hereunder.

(3)
The proposed maximum aggregate offering price per unit will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b of Item 16(b) of Form
S-3
under the Securities Act.

(4)
Estimated pursuant to Rule 457(o) under the Securities Act. In no event will the aggregate offering price of all securities sold by the registrant from time to time pursuant to this registration statement exceed $
1,000,000,000
. Separate consideration may or may not be received for securities that are issuable on conversion, redemption, exchange, exercise or settlement of other securities.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 1,000,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 153,100
Offering Note
(2)
The amount to be registered consists of up to $1,000,000,000 of an indeterminate amount of Class A common stock, preferred stock, debt securities, warrants and/or units. There is also being registered hereunder such currently indeterminate number of shares of Class A common stock or other securities of the registrant as may be issued upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder. Any securities registered hereunder may be sold separately or as units with the other securities registered hereunder.

(3)
The proposed maximum aggregate offering price per unit will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b of Item 16(b) of Form
S-3
under the Securities Act.

(4)
Estimated pursuant to Rule 457(o) under the Securities Act. In no event will the aggregate offering price of all securities sold by the registrant from time to time pursuant to this registration statement exceed $
1,000,000,000
. Separate consideration may or may not be received for securities that are issuable on conversion, redemption, exchange, exercise or settlement of other securities.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.000001 per share, offered by the selling stockholders
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	33.993
Maximum Aggregate Offering Price	$ 50,989,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,806.49
Offering Note
(5)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act based on the average high and low sale price for the common shares on May 21, 2025, as reported on the New York Stock Exchange.